FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2017
FAIR VALUE MEASUREMENT
Schedule of financial assets and liabilities measured at fair value on a recurring basis

The following table sets out the Company's financial assets measured at fair value on a recurring basis as at December 31, 2017 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables	$–	$12,000	$–	$12,000

Available-for-sale securities	110,664	12,111	–	122,775

Fair value of derivative financial instruments	–	17,240	–	17,240

Total financial assets	$110,664	$41,351	$–	$152,015

The following table sets out the Company's financial assets and liabilities measured at fair value on a recurring basis as at December 31, 2016 using the fair value hierarchy:

	Level 1	Level 2	Level 3	Total

Financial assets:

Trade receivables	$–	$8,185	$–	$8,185

Available-for-sale securities	86,736	5,574	–	92,310

Fair value of derivative financial instruments	–	364	–	364

Total financial assets	$86,736	$14,123	$–	$100,859

Financial liabilities:

Fair value of derivative financial instruments	$–	$1,120	$–	$1,120

Total financial liabilities	$–	$1,120	$–	$1,120